Financial Instruments - valuation - Level 3 Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in level 3 liabilities
Amount recorded in the income statement	£ (81)	£ 87	£ 252
Recurring
Movement in level 3 liabilities
Liabilities at beginning of period	328,100
Liabilities at end of period	241,700	328,100
Recurring | Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	2,997	2,716
Amount recorded in the income statement	(341)	(70)
Level 3 transfers in	530	1,408
Level 3 transfers out	(672)	(1,052)
Issuances		35
Purchases	412	600
Settlements	(423)	(610)
Sales	(323)	(87)
Foreign exchange and other adjustments	5	57
Liabilities at end of period	2,185	2,997	£ 2,716
Amounts recorded in the income statement in respect of balances held at year end - unrealised	595	13
Amounts recorded in the income statement in respect of balances held at year end - realised	£ (100)	£ (34)